SHARE-BASED COMPENSATION - Summary of PSU activity (Details) - Performance share units - shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units, beginning of period (in shares)	15,480	9,618
Grants (in shares)	0	6,058
Redeemed (in shares)	(1,876)	0
Forfeited (in shares)	0	(196)
Number of units, end of period (in shares)	13,604	15,480